Liquidity and Capital Resources (Tables)	6 Months Ended
Jun. 30, 2020
Text block [abstract]
Summary of Consolidated Cash Flows Information
The following table sets forth the Group’s condensed interim consolidated cash flows information for the six-month
periods ended June 30, 2020 and 2019:

	For the Six-month period ended June 30,
(€‘000)	2020	2019
Net cash used in operations	(14 633)	(16 063)
Net cash (used in)/from investing activities	50	9 090
Net cash (used in)/from financing activities	1 929	97
Effects of exchange rate changes	7	2

Change in Cash and cash equivalents	(12 646)	(6 874)

Change in Short-term investments	—	(9 197)

Net cash burned over the period	(12 646)	(16 071)